Schedule of lease liabilities by classification (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Leases
Current lease liabilities	$ 616	₨ 51,324	₨ 47,835
Non-current lease liabilities	$ 1,973	164,418	203,393
Total		₨ 215,742	₨ 251,228